INTANGIBLE ASSETS AND GOODWILL - Summary of the Carrying Amounts of Intangible Assets and Goodwill (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jul. 02, 2021	Dec. 31, 2020
Iberia cash-generating unit
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percent by which unit's recoverable amount exceeds its carrying amount		25.00%
Intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	€ 8,414
Acquisition of API	4,302
Additions	42
Amortisation expense	(42)
Currency translation adjustments	(10)
Balance at end of period	12,706	€ 8,414
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	2,517
Acquisition of API	2,083
Additions	0
Amortisation expense	0
Currency translation adjustments	(21)
Balance at end of period	€ 4,579	€ 2,517